Leases - Schedule of Related to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Assets:
Right-of-use assets	$ 1,241,342		$ 1,624,290	$ 2,125,542
Liabilities:
Lease liabilities	549,338		516,673	487,695
Lease liabilities	751,953		1,167,941	1,684,614
Total operating lease liabilities	$ 1,301,291		$ 1,684,614	$ 2,172,309
Lease term and discount rate
Weighted average remaining lease term (in years)	2 years 2 months 1 day		2 years 11 months 1 day	2 years 1 month 2 days
Weighted average discount rate	4.51%		4.36%	4.50%
Components of lease expense:
Operating lease expense	$ 459,323	$ 417,581	$ 419,315	$ 668,609
Total lease expense	$ 459,323	$ 417,581	$ 419,315	$ 668,609